Long-term royalty payable - Minimum Repayments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Minimum repayments including interest for royalties payable
2023	$ 11,698
2024	12,348
2025	11,567
2026	7,535
Long-term debt	43,862
Royalty agreement
Minimum repayments including interest for royalties payable
2023	1,162
2024	1,637
2025	2,270
2026	2,851
Long-term debt	$ 7,920